Significant Accounting Policies - Operating lease commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities reconciled to the operating lease commitments
Operating lease commitments as at December 31, 2018			R$ 27,397
Weighted average incremental borrowing rate as at January 1, 2019		11.04%
Discounted operating lease commitments at January 1, 2019		R$ 20,642
Less: Commitments related to sale of Escola de Aplicao So Jos dos Campos Ltda.		(553)
Total lease liabilities	R$ 25,857	R$ 20,089